Schedule of Investments (unaudited)	iShares® ESG Advanced MSCI EAFE ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.2%
ASX Ltd.	10,074	$485,605
Aurizon Holdings Ltd.	97,387	253,116
BlueScope Steel Ltd.	24,309	292,995
Brambles Ltd.	72,061	596,078
Cochlear Ltd.	3,431	504,626
Computershare Ltd.	28,397	538,313
CSL Ltd.	24,893	5,114,479
Dexus	57,601	316,235
Fortescue Metals Group Ltd.	87,381	1,163,012
Goodman Group	87,308	1,155,079
GPT Group (The)	102,865	317,127
IDP Education Ltd.(a)	10,767	221,675
IGO Ltd.	35,186	367,790
James Hardie Industries PLC	22,995	461,624
Lendlease Corp. Ltd.	35,551	185,608
Medibank Pvt Ltd.	145,184	289,669
Mineral Resources Ltd.	8,833	532,032
Mirvac Group	206,517	316,904
Newcrest Mining Ltd.	46,063	627,250
Northern Star Resources Ltd.	60,809	445,228
Orica Ltd.	23,214	235,288
Pilbara Minerals Ltd.(b)	130,962	414,229
QBE Insurance Group Ltd.	76,577	672,674
Ramsay Health Care Ltd.	9,350	420,796
REA Group Ltd.	2,701	230,132
Reece Ltd.	9,657	102,069
Scentre Group	258,132	526,509
SEEK Ltd.	17,823	273,362
Sonic Healthcare Ltd.	23,652	522,451
Stockland	121,405	316,973
Suncorp Group Ltd.	65,262	531,098
Transurban Group	158,702	1,551,573
Vicinity Ltd.	207,689	289,162
WiseTech Global Ltd.	7,665	306,491
Xero Ltd.(b)	6,935	344,637
		20,921,889
Austria — 0.2%
Erste Group Bank AG	17,739	555,433
voestalpine AG	5,706	156,951
		712,384
Belgium — 0.7%
Ageas SA/NV	8,322	336,973
D’ieteren Group	1,402	267,013
Elia Group SA/NV	1,800	256,479
Groupe Bruxelles Lambert NV	5,110	412,453
KBC Group NV	12,921	715,742
Sofina SA	803	171,800
Umicore SA	10,587	382,078
Warehouses De Pauw CVA	7,519	200,909
		2,743,447
Brazil — 0.1%
Yara International ASA	8,574	395,968

Denmark — 4.5%
AP Moller - Maersk A/S, Class A	148	314,213
AP Moller - Maersk A/S, Class B, NVS	292	633,043
Chr Hansen Holding A/S	5,476	337,976
Demant A/S(b)	4,845	138,393
Security	Shares	Value

Denmark (continued)
DSV A/S	9,636	$1,541,695
Genmab A/S(b)	3,431	1,589,907
Novo Nordisk A/S, Class B	85,410	10,713,663
Novozymes A/S, Class B	10,253	596,192
Pandora A/S	4,745	361,241
Rockwool A/S, Class B	444	97,496
Tryg A/S	19,068	443,638
Vestas Wind Systems A/S	52,122	1,354,245
		18,121,702
Finland — 1.6%
Elisa OYJ	7,305	379,986
Kesko OYJ, Class B	14,600	313,835
Kone OYJ, Class B	17,520	876,183
Nokia OYJ	279,298	1,376,075
Nordea Bank Abp	174,178	1,830,437
Orion OYJ, Class B	5,372	283,626
Sampo OYJ, Class A	24,747	1,253,266
Wartsila OYJ Abp	22,212	192,409
		6,505,817
France — 9.9%
Accor SA(b)	8,761	230,766
Aeroports de Paris(b)	1,460	225,041
Air Liquide SA	27,010	3,932,415
Amundi SA(c)	3,249	182,822
Arkema SA	2,999	266,646
AXA SA	96,433	2,726,022
BioMerieux	2,192	221,177
BNP Paribas SA	57,305	3,220,083
Bouygues SA	11,836	366,042
Bureau Veritas SA	15,522	407,075
Capgemini SE	8,468	1,530,992
Carrefour SA	31,244	534,849
Cie. Generale des Etablissements Michelin SCA	35,040	987,161
Covivio	2,342	135,615
Credit Agricole SA	62,488	632,024
Danone SA	33,142	1,741,854
Dassault Systemes SE	34,383	1,282,049
Edenred	12,845	705,691
Eiffage SA(a)	4,241	417,585
Eurazeo SE	2,201	138,917
Eurofins Scientific SE	6,887	478,066
Gecina SA	2,487	243,301
Getlink SE	22,796	376,713
Hermes International	1,606	2,610,196
Ipsen SA	1,985	221,894
Klepierre SA	10,868	251,836
Legrand SA	13,797	1,124,192
L’Oreal SA	12,483	4,688,065
Publicis Groupe SA	11,826	778,345
Sartorius Stedim Biotech	1,460	498,303
Schneider Electric SE	28,032	4,139,601
SEB SA	1,255	99,103
Sodexo SA	4,672	447,454
Ubisoft Entertainment SA(b)	4,773	132,776
Unibail-Rodamco-Westfield(a)(b)	5,943	320,333
Valeo	10,403	194,480
Vinci SA	27,740	2,800,790
Vivendi SE	36,368	327,328
Wendel SE	1,387	129,149

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Worldline SA/France(b)(c)	12,337	$584,419
		40,331,170
Germany — 7.1%
adidas AG	8,906	1,148,054
Aroundtown SA	46,663	113,110
Bayerische Motoren Werke AG	17,082	1,551,023
Bechtle AG	4,307	157,062
Beiersdorf AG	5,183	563,668
Brenntag SE	7,957	505,913
Carl Zeiss Meditec AG, Bearer	1,971	268,716
Commerzbank AG(b)	53,228	445,843
Continental AG	5,986	362,274
Covestro AG(c)	10,220	410,723
Daimler Truck Holding AG(b)	22,703	748,351
Delivery Hero SE(b)(c)	8,760	383,449
Deutsche Boerse AG	9,782	1,797,682
Deutsche Lufthansa AG, Registered(b)	29,638	238,944
Deutsche Post AG, Registered	51,173	2,044,271
Evonik Industries AG	10,951	215,866
GEA Group AG	7,811	319,401
Hannover Rueck SE	3,070	582,777
HeidelbergCement AG	7,665	420,262
HelloFresh SE(b)	8,614	213,326
Henkel AG & Co. KGaA	5,484	364,847
Infineon Technologies AG	67,379	2,263,291
Knorr-Bremse AG	3,587	204,475
LEG Immobilien SE	3,869	248,248
Merck KGaA	6,643	1,217,097
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	7,227	2,282,693
Nemetschek SE	2,993	149,583
Puma SE	5,658	292,822
Rational AG	264	165,872
SAP SE	53,874	5,977,678
Scout24 SE(c)	4,044	221,967
Siemens Healthineers AG(c)	14,527	774,269
Symrise AG	6,862	786,994
Telefonica Deutschland Holding AG	57,457	137,423
United Internet AG, Registered	5,256	111,741
Vonovia SE	36,938	917,499
Zalando SE(b)(c)	11,972	376,553
		28,983,767
Hong Kong — 3.9%
AIA Group Ltd.	613,200	6,226,803
BOC Hong Kong Holdings Ltd.	186,000	593,711
CK Asset Holdings Ltd.	109,500	655,412
ESR Group Ltd.(c)	102,200	231,984
Futu Holdings Ltd., ADR(a)(b)	3,285	201,995
Hang Lung Properties Ltd.	96,000	177,422
Hang Seng Bank Ltd.	36,500	562,962
Henderson Land Development Co. Ltd.	73,000	240,188
HKT Trust & HKT Ltd., Class SS	219,000	267,031
Hong Kong Exchanges & Clearing Ltd.	58,100	2,309,910
Link REIT	109,500	739,651
MTR Corp. Ltd.	76,500	368,816
New World Development Co. Ltd.	73,000	173,692
Sino Land Co. Ltd.	170,000	212,619
Sun Hung Kai Properties Ltd.	73,000	880,618
Swire Pacific Ltd., Class A	36,500	286,868
Security	Shares	Value

Hong Kong (continued)
Swire Properties Ltd.	58,400	$131,531
Techtronic Industries Co. Ltd.	73,000	889,881
WH Group Ltd.(c)	438,000	256,631
Wharf Real Estate Investment Co. Ltd.	75,000	348,049
		15,755,774
Ireland — 0.9%
AIB Group PLC	55,188	177,684
Bank of Ireland Group PLC	55,261	448,996
CRH PLC	39,128	1,573,004
Kerry Group PLC, Class A	8,402	798,671
Smurfit Kappa Group PLC	12,848	466,748
		3,465,103
Israel — 0.5%
Azrieli Group Ltd.	2,190	154,118
Bank Leumi Le-Israel BM	9,349	85,702
Check Point Software Technologies Ltd.(a)(b)	5,208	691,779
CyberArk Software Ltd.(a)(b)	2,117	315,581
Nice Ltd.(b)	3,285	636,432
Wix.com Ltd.(a)(b)	2,920	264,231
ZIM Integrated Shipping Services Ltd.(a)	4,161	87,464
		2,235,307
Italy — 1.5%
Amplifon SpA	6,424	181,973
Assicurazioni Generali SpA	57,670	1,023,031
DiaSorin SpA	1,173	156,487
Ferrari NV	6,497	1,450,143
FinecoBank Banca Fineco SpA	31,463	511,013
Infrastrutture Wireless Italiane SpA(c)	18,475	184,265
Mediobanca Banca di Credito Finanziario SpA	30,766	297,318
Moncler SpA	10,585	551,733
Nexi SpA(b)(c)	29,346	260,322
Poste Italiane SpA(c)	26,083	256,699
Prysmian SpA	13,213	465,636
Recordati Industria Chimica e Farmaceutica SpA	5,122	219,173
Telecom Italia SpA/Milano(b)	582,547	127,095
Terna - Rete Elettrica Nazionale	72,635	556,380
		6,241,268
Japan — 28.0%
Advantest Corp.	7,900	537,695
Aeon Co. Ltd.	36,500	753,276
AGC Inc.	7,300	246,529
Ajinomoto Co. Inc.	21,900	693,417
ANA Holdings Inc.(b)	7,400	159,336
Asahi Intecc Co. Ltd.	14,600	261,352
Asahi Kasei Corp.	62,800	466,750
Astellas Pharma Inc.	94,900	1,471,863
Azbil Corp.	7,300	224,650
Bridgestone Corp.	29,200	1,101,436
Brother Industries Ltd.	14,600	237,121
Canon Inc.	51,800	1,210,810
Capcom Co. Ltd.	7,300	222,442
Central Japan Railway Co.	7,300	884,784
Chiba Bank Ltd. (The)	29,200	177,477
Chugai Pharmaceutical Co. Ltd.	36,500	972,016
Concordia Financial Group Ltd.	58,400	201,729
CyberAgent Inc.	21,900	199,342
Dai Nippon Printing Co. Ltd.	14,600	302,390
Daifuku Co. Ltd.	7,300	380,039
Dai-ichi Life Holdings Inc.	51,900	962,650

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiichi Sankyo Co. Ltd.	87,600	$2,901,360
Daikin Industries Ltd.	12,200	2,012,034
Daito Trust Construction Co. Ltd.	3,000	334,754
Daiwa House Industry Co. Ltd.	29,200	672,447
Daiwa House REIT Investment Corp.	146	326,148
Daiwa Securities Group Inc.	65,700	291,511
Denso Corp.	21,900	1,208,451
Dentsu Group Inc.	14,600	472,787
Disco Corp.	1,400	420,781
East Japan Railway Co.	14,600	827,761
Eisai Co. Ltd.	14,600	997,443
FANUC Corp.	9,300	1,398,357
Fast Retailing Co. Ltd.	3,000	1,783,917
FUJIFILM Holdings Corp.	18,300	984,397
Fujitsu Ltd.	9,400	1,275,526
GMO Payment Gateway Inc.	2,200	199,186
Hakuhodo DY Holdings Inc.	14,600	142,857
Hamamatsu Photonics KK	7,300	385,472
Hankyu Hanshin Holdings Inc.	14,600	457,180
Hirose Electric Co. Ltd.	1,300	173,989
Hitachi Construction Machinery Co. Ltd.	7,300	172,552
Hoshizaki Corp.	7,300	247,755
Hoya Corp.	18,100	1,872,990
Hulic Co. Ltd.	21,900	184,934
Ibiden Co. Ltd.	7,300	299,569
Itochu Techno-Solutions Corp.	7,300	179,711
Japan Exchange Group Inc.	29,200	422,791
Japan Metropolitan Fund Invest	367	294,402
Japan Post Bank Co. Ltd.	21,900	166,680
Japan Real Estate Investment Corp.	73	323,442
JFE Holdings Inc.	21,900	244,321
JSR Corp.	7,300	154,933
Kajima Corp.	21,900	247,806
Kao Corp.	22,500	900,505
KDDI Corp.	80,300	2,388,489
Keio Corp.	7,300	273,478
Keisei Electric Railway Co. Ltd.	7,300	209,134
Keyence Corp.	10,000	4,231,319
Kikkoman Corp.	7,300	413,465
Kintetsu Group Holdings Co. Ltd.	7,300	260,911
Kobayashi Pharmaceutical Co. Ltd.	2,000	124,432
Kobe Bussan Co. Ltd.	7,300	192,041
Komatsu Ltd.	51,100	1,187,181
Konami Group Corp.	4,800	226,028
Kubota Corp.	51,800	770,197
Kurita Water Industries Ltd.	7,300	327,360
Kyocera Corp.	14,600	745,806
Kyowa Kirin Co. Ltd.	14,600	339,176
Lixil Corp.	14,600	226,693
Mazda Motor Corp.	29,200	232,153
McDonald’s Holdings Co. Japan Ltd.	7,300	270,135
MEIJI Holdings Co. Ltd.	7,300	350,400
MINEBEA MITSUMI Inc.	21,900	363,615
MISUMI Group Inc.	14,700	365,404
Mitsubishi Chemical Group Corp.	65,700	350,811
Mitsubishi Electric Corp.	102,200	1,024,225
Mitsubishi Estate Co. Ltd.	59,300	837,349
Mitsubishi HC Capital Inc.	29,500	140,745
Mitsubishi UFJ Financial Group Inc.	620,500	3,383,922
Mitsui Chemicals Inc.	7,300	166,163
Security	Shares	Value

Japan (continued)
Mitsui Fudosan Co. Ltd.	44,500	$902,152
MonotaRO Co. Ltd.	14,600	252,584
MS&AD Insurance Group Holdings Inc.	21,900	650,020
Murata Manufacturing Co. Ltd.	29,200	1,601,715
NEC Corp.	14,600	519,768
NGK Insulators Ltd.	14,600	193,782
Nidec Corp.(a)	22,400	1,410,585
Nihon M&A Center Holdings Inc.	15,300	209,467
Nintendo Co. Ltd.	58,400	2,504,021
Nippon Building Fund Inc.	73	340,511
Nippon Paint Holdings Co. Ltd.	43,800	362,741
Nippon Prologis REIT Inc.	146	359,100
Nippon Telegraph & Telephone Corp.	58,400	1,619,373
Nippon Yusen KK	21,900	487,482
Nissan Chemical Corp.	7,300	362,399
Nissin Foods Holdings Co. Ltd.	2,100	160,030
Nitori Holdings Co. Ltd.	3,800	435,318
Nitto Denko Corp.	7,300	461,221
Nomura Holdings Inc.	153,300	559,478
Nomura Real Estate Holdings Inc.	7,400	179,246
Nomura Real Estate Master Fund Inc.	219	274,607
Nomura Research Institute Ltd.	14,600	323,518
NTT Data Corp.	29,700	459,473
Obayashi Corp.	29,700	222,039
Odakyu Electric Railway Co. Ltd.	14,600	192,726
Oji Holdings Corp.	37,100	142,982
Omron Corp.	7,300	379,682
Ono Pharmaceutical Co. Ltd.	21,900	561,256
Open House Group Co. Ltd.	7,300	309,568
Oriental Land Co. Ltd./Japan	9,600	1,387,685
Otsuka Corp.	7,300	245,703
Otsuka Holdings Co. Ltd.	21,900	750,498
Pan Pacific International Holdings Corp.	19,000	331,739
Persol Holdings Co. Ltd.	7,400	172,014
Rakuten Group Inc.	43,800	210,440
Recruit Holdings Co. Ltd.	73,000	2,361,932
Renesas Electronics Corp.(b)	58,400	572,770
Resona Holdings Inc.	109,500	526,984
Ricoh Co. Ltd.	29,200	231,949
Rohm Co. Ltd.	4,100	329,112
SCSK Corp.	7,300	118,225
Secom Co. Ltd.	9,900	612,068
Seiko Epson Corp.	14,600	229,751
Sekisui Chemical Co. Ltd.	21,900	309,738
Sekisui House Ltd.	29,700	556,093
SG Holdings Co. Ltd.	14,600	227,647
Sharp Corp./Japan	14,600	103,974
Shimadzu Corp.	14,600	448,724
Shimizu Corp.	29,200	157,433
Shin-Etsu Chemical Co. Ltd.	18,500	2,393,997
Shionogi & Co. Ltd.	14,600	734,396
Shiseido Co. Ltd.	21,900	935,348
Shizuoka Financial Group Inc., NVS	22,200	162,658
SoftBank Corp.	146,000	1,588,428
SoftBank Group Corp.	65,700	2,878,876
Sompo Holdings Inc.	14,600	643,991
Sony Group Corp.	65,700	5,442,595
Square Enix Holdings Co. Ltd.	7,300	329,627
SUMCO Corp.	14,600	218,438
Sumitomo Chemical Co. Ltd.	73,000	266,146

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Metal Mining Co. Ltd.	14,600	$492,438
Sumitomo Mitsui Financial Group Inc.	65,700	2,229,905
Sumitomo Realty & Development Co. Ltd.	15,500	422,117
Suntory Beverage & Food Ltd.	7,300	248,768
Sysmex Corp.	7,300	448,483
T&D Holdings Inc.	29,200	354,994
Taisei Corp.	7,300	221,914
TDK Corp.	21,900	789,393
Terumo Corp.	36,500	1,084,768
TIS Inc.	14,600	417,647
Tobu Railway Co. Ltd.	7,300	176,233
Tokio Marine Holdings Inc.	94,900	1,957,670
Tokyo Electron Ltd.	7,600	2,579,223
Tokyu Corp.	29,200	372,916
Toppan Inc.	14,600	227,412
Toray Industries Inc.	73,000	393,026
Tosoh Corp.	14,600	173,346
TOTO Ltd.	7,300	254,736
Trend Micro Inc/Japan	7,300	366,313
Unicharm Corp.	21,900	814,562
USS Co. Ltd.	14,600	245,378
Welcia Holdings Co. Ltd.	7,300	161,018
West Japan Railway Co.	14,600	621,955
Yakult Honsha Co. Ltd.	7,300	465,891
Yamaha Corp.	7,300	290,669
Yamaha Motor Co. Ltd.	14,600	365,727
Yamato Holdings Co. Ltd.	14,600	245,146
Yaskawa Electric Corp.	14,600	480,493
Yokogawa Electric Corp.	14,600	275,351
Z Holdings Corp.	138,700	381,695
ZOZO Inc.	7,300	184,300
		113,705,795
Netherlands — 7.7%
ABN AMRO Bank NV, CVA(c)	23,236	299,650
Adyen NV(b)(c)	1,095	1,724,974
AerCap Holdings NV(a)(b)	7,081	434,773
Akzo Nobel NV	9,344	672,297
Argenx SE(b)	2,847	1,152,278
ASM International NV	2,409	667,993
ASML Holding NV	20,951	12,790,997
Euronext NV(c)	4,672	357,402
EXOR NV, NVS(b)	5,694	446,979
IMCD NV	2,936	434,247
ING Groep NV(b)	194,399	2,357,441
JDE Peet’s NV	5,186	160,647
Just Eat Takeaway.com NV(b)(c)	9,441	218,731
Koninklijke Ahold Delhaize NV	53,947	1,572,129
Koninklijke DSM NV	9,052	1,174,074
NN Group NV	13,951	596,216
OCI NV	5,318	225,132
Prosus NV	42,778	2,799,338
QIAGEN NV(b)	11,753	586,771
Randstad NV	6,209	359,646
Universal Music Group NV	37,814	899,246
Wolters Kluwer NV	13,578	1,496,437
		31,427,398
New Zealand — 0.3%
Auckland International Airport Ltd.(b)	65,700	334,835
Fisher & Paykel Healthcare Corp. Ltd.	30,076	450,437
Security	Shares	Value

New Zealand (continued)
Mercury NZ Ltd.	39,133	$136,233
Meridian Energy Ltd.	58,923	182,884
Spark New Zealand Ltd.	97,973	319,403
		1,423,792
Norway — 0.5%
Adevinta ASA(b)	14,390	115,143
DNB Bank ASA	48,034	937,919
Gjensidige Forsikring ASA	9,646	186,204
Mowi ASA	22,046	345,481
Orkla ASA	37,376	266,505
Telenor ASA	35,415	343,612
		2,194,864
Portugal — 0.1%
Jeronimo Martins SGPS SA	15,257	340,407

Singapore — 2.1%
CapitaLand Ascendas REIT	175,299	361,245
CapitaLand Integrated Commercial Trust	277,481	425,611
Capitaland Investment Ltd/Singapore	138,700	376,686
City Developments Ltd.	22,300	137,002
DBS Group Holdings Ltd.	94,900	2,474,873
Grab Holdings Ltd., Class A(a)(b)	64,139	193,700
Oversea-Chinese Banking Corp. Ltd.	175,200	1,614,761
Singapore Airlines Ltd.(b)	73,000	296,165
Singapore Exchange Ltd.	34,500	230,922
Singapore Telecommunications Ltd.	423,400	851,212
United Overseas Bank Ltd.	58,400	1,346,556
UOL Group Ltd.	22,300	109,971
Venture Corp. Ltd.	14,600	187,454
		8,606,158
Spain — 1.8%
Acciona SA	1,314	257,025
ACS Actividades de Construccion y Servicios SA	11,580	328,668
Aena SME SA(b)(c)	3,961	511,102
Amadeus IT Group SA(b)	23,214	1,255,123
Cellnex Telecom SA(c)	28,032	963,979
EDP Renovaveis SA	14,746	343,023
Ferrovial SA	25,519	686,265
Grifols SA(a)(b)	17,155	183,798
Industria de Diseno Textil SA	56,283	1,469,200
Red Electrica Corp. SA	7,817	136,864
Telefonica SA	270,392	1,009,286
		7,144,333
Sweden — 4.3%
Assa Abloy AB, Class B	51,757	1,186,756
Atlas Copco AB, Class A	138,627	1,727,972
Atlas Copco AB, Class B	80,519	914,149
Electrolux AB, Class B(a)	10,401	148,752
Embracer Group AB(a)(b)	35,429	152,201
Epiroc AB, Class A	32,777	631,153
Epiroc AB, Class B	20,124	336,209
EQT AB	15,403	353,545
Essity AB, Class B	30,442	745,427
Fastighets AB Balder, Class B(b)	29,005	130,392
Getinge AB, Class B	11,796	275,700
H & M Hennes & Mauritz AB, Class B	38,070	426,856
Hexagon AB, Class B	100,448	1,148,656
Holmen AB, Class B	4,735	195,736
Husqvarna AB, Class B	21,652	169,982

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Industrivarden AB, Class A	6,590	$170,075
Industrivarden AB, Class C	7,769	199,016
Indutrade AB	13,807	297,404
Investment AB Latour, Class B	7,738	153,110
Investor AB, Class A	25,842	497,579
Investor AB, Class B	94,827	1,764,812
Kinnevik AB, Class B(b)	12,556	193,549
Lifco AB, Class B	12,118	209,909
Nibe Industrier AB, Class B	78,183	738,123
Sagax AB, Class B	10,491	233,269
Sandvik AB	55,042	1,011,216
Skandinaviska Enskilda Banken AB, Class A	83,366	961,272
SKF AB, Class B	19,783	329,404
Svenska Cellulosa AB SCA, Class B	31,244	424,816
Svenska Handelsbanken AB, Class A	75,263	764,510
Swedish Orphan Biovitrum AB(b)	8,249	178,460
Tele2 AB, Class B	28,983	257,464
Telia Co. AB	140,160	383,019
Volvo Car AB, Class B(a)(b)	30,119	150,925
		17,461,418
Switzerland — 9.2%
ABB Ltd., Registered	81,103	2,548,920
Adecco Group AG, Registered	8,068	274,285
Alcon Inc.	25,769	1,777,021
Bachem Holding AG, Class A	1,845	180,770
Baloise Holding AG, Registered	2,430	367,518
Banque Cantonale Vaudoise, Registered	1,533	143,296
Clariant AG, Registered	11,169	181,494
Coca-Cola HBC AG, Class DI	10,157	248,449
Geberit AG, Registered	1,825	874,820
Givaudan SA, Registered	476	1,609,202
Julius Baer Group Ltd.	11,023	634,951
Kuehne + Nagel International AG, Registered	2,774	673,914
Logitech International SA, Registered	8,804	533,763
Lonza Group AG, Registered	3,869	2,035,451
Novartis AG, Registered	111,617	9,928,838
Partners Group Holding AG	1,168	1,163,759
Schindler Holding AG, Participation Certificates, NVS	2,209	418,762
Schindler Holding AG, Registered	1,241	223,450
SGS SA, Registered	365	857,557
SIG Group AG	15,768	347,621
Sika AG, Registered	7,519	1,921,559
Sonova Holding AG, Registered	2,774	720,295
STMicroelectronics NV	35,259	1,364,767
Straumann Holding AG	5,840	681,595
Swiss Life Holding AG, Registered	1,606	858,542
Swiss Prime Site AG, Registered	3,877	323,440
Swiss Re AG	15,549	1,393,609
Swisscom AG, Registered	1,319	711,286
Temenos AG, Registered	3,220	198,427
VAT Group AG(c)	1,387	388,741
Zurich Insurance Group AG	7,738	3,717,620
		37,303,722

United Kingdom — 8.8%
3i Group PLC	50,224	825,204
abrdn PLC	103,935	246,326
Admiral Group PLC	9,216	225,312
Anglo American PLC	65,554	2,692,231
Antofagasta PLC	20,805	359,980
Security	Shares	Value

United Kingdom (continued)
Ashtead Group PLC	22,849	$1,394,580
Auto Trader Group PLC(c)	48,910	337,641
AVEVA Group PLC	6,069	235,514
Aviva PLC	144,613	780,804
Barratt Developments PLC	52,427	253,525
Berkeley Group Holdings PLC	5,350	248,099
British Land Co. PLC (The)	44,458	213,195
Bunzl PLC	17,447	645,243
Burberry Group PLC	20,221	534,437
CNH Industrial NV	52,779	850,631
Coca-Cola Europacific Partners PLC(a)	10,521	558,560
Compass Group PLC	91,104	2,076,983
Croda International PLC	7,227	597,638
Halma PLC	20,294	538,325
Hikma Pharmaceuticals PLC	8,614	157,862
Informa PLC	75,701	567,704
InterContinental Hotels Group PLC	9,636	560,846
Intertek Group PLC	8,395	411,604
J Sainsbury PLC	88,446	238,562
JD Sports Fashion PLC	128,616	198,238
Johnson Matthey PLC	9,417	237,098
Kingfisher PLC	103,451	302,532
Land Securities Group PLC	35,603	265,648
Legal & General Group PLC	308,279	945,675
Lloyds Banking Group PLC	3,519,768	2,008,424
London Stock Exchange Group PLC	17,009	1,703,204
M&G PLC	137,240	320,686
Mondi PLC	25,039	473,084
Next PLC	6,716	479,973
Ocado Group PLC(b)	28,861	218,499
Pearson PLC	34,164	412,277
Persimmon PLC	16,137	249,944
Phoenix Group Holdings PLC	37,896	271,570
Prudential PLC	141,912	1,688,041
RELX PLC	99,061	2,777,764
Rentokil Initial PLC	129,502	853,127
Sage Group PLC (The)	52,633	510,512
Schroders PLC	37,920	204,679
Segro PLC	62,780	607,543
Severn Trent PLC	13,954	459,258
Spirax-Sarco Engineering PLC	3,796	518,425
St. James’s Place PLC	28,324	398,098
Standard Chartered PLC	129,064	961,402
Taylor Wimpey PLC	172,718	217,699
United Utilities Group PLC	35,485	440,153
Vodafone Group PLC	1,362,983	1,509,724
Whitbread PLC	10,367	327,383
WPP PLC	56,429	593,051
		35,704,517

Total Common Stocks — 98.9%
(Cost: $444,492,161)		401,726,000

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,139	272,384
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	5,913	669,454
Henkel AG & Co. KGaA, Preference Shares, NVS	9,198	657,899

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	1,241	$466,562
		2,066,299

Total Preferred Stocks — 0.5%
(Cost: $2,331,660)		2,066,299

Total Long-Term Investments — 99.4%
(Cost: $446,823,821)		403,792,299

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	3,511,951	3,512,302
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	40,000	40,000

Total Short-Term Securities — 0.9%
(Cost: $3,552,210)		3,552,302

Total Investments — 100.3%
(Cost: $450,376,031)		407,344,601
Liabilities in Excess of Other Assets — (0.3)%		(1,358,532)
Net Assets — 100.0%		$405,986,069

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,631,126	$1,881,451	(a)	$—	$238	$(513)	$3,512,302	3,511,951	$3,811	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	10,000	(a)	—	—	—	40,000	40,000	252		—
					$238	$(513)	$3,552,302		$4,063		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	64	12/08/22	$933	$48,089
Euro STOXX 50 Index	32	12/16/22	1,339	198,554
				$246,643

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
November 30, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,748,083	$398,977,917	$—	$401,726,000
Preferred Stocks	669,454	1,396,845	—	2,066,299
Money Market Funds	3,552,302	—	—	3,552,302
	$6,969,839	$400,374,762	$—	$407,344,601
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$246,643	$—	$246,643

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust